Trade, other payables and provisions (Tables)	12 Months Ended
Dec. 31, 2020
Trade, other payables and provisions [abstract]
Disclosure Of Detailed Information Of Trade And Other Payables [table text block]
	At 31 December
(in USD million)	2020	2019

Trade payables	2,748	3,047
Non-trade payables and accrued expenses	2,352	2,405
Joint venture payables	2,090	2,628
Payables to equity accounted associated companies and other related parties	546	947

Total financial trade and other payables	7,736	9,027
Current portion of provisions and other non-financial payables	2,774	1,423

Trade, other payables and provisions	10,510	10,450